Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2025 Pay Versus Performance

The following table and supporting narrative contain information regarding “compensation actually paid” to our NEOs and the relationship to company performance

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO 1 (Hess) ($) (1)	Compensation Actually Paid to PEO 1 (Hess) ($) (1) (2) (8)	Summary Compensation Table Total for PEO 2 (Haley) ($) (3)	Compensation Actually Paid to PEO 2 (Haley) ($) (2) (3) (8)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (4) (8)	Value of Initial Fixed $100 Investment on December 31, 2020 Based on:		Net Income/ Loss ($) (6)	Adjusted Operating Margin (7)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)
2025	12,793,605	21,693,892	N/A	N/A	4,151,894	5,574,033	167	137	1,605	25.2%
2024	12,502,090	22,045,479	N/A	N/A	4,474,450	5,846,853	157	158	(98)	23.9%
2023	12,668,832	17,266,044	N/A	N/A	3,186,370	3,309,249	119	128	1,055	22.0%
2022	10,728,900	11,413,081	N/A	N/A	2,777,755	3,077,416	119	111	1,009	20.9%
2021	N/A	N/A	20,337,292	14,552,522	3,678,933	2,107,221	114	123	4,222	19.9%

(1)
Reflects compensation for our Chief Executive Officer, Mr. Hess, who served as our Principal Executive Officer ("PEO") in 2022, 2023, 2024 and 2025.
(2)
“Compensation actually paid” has been calculated in accordance with the rules outlined under Item 402(v)(2) of Regulation S-K. Details of the adjustments made to reported Summary Compensation Table total compensation for 2025 to determine “compensation actually paid” are summarized below in footnote (8).
(3)
Reflects compensation for our former Chief Executive Officer, Mr. Haley, who served as our PEO in 2021.
(4)
Reflects compensation for the following non-PEO NEOs:
•
2025: Mr. Krasner, Ms. Gebauer, Ms. Clarke and Mr. Furman
•
2024: Mr. Krasner, Ms. Gebauer, Ms. Clarke, Mr. Furman and Mr. Garrard
•
2023 and 2022: Mr. Krasner, Ms. Gebauer, Mr. Garrard and Mr. Furman
•
2021: Mr. Krasner, Mr. Burwell, Mr. Hess, Ms. Gebauer and Mr. Furman
(5)
The peer group used for TSR comparisons reflects our compensation benchmarking peer group as disclosed in the CD&A for each year. The peer group comprises the following companies for each year:
•
2025: Aon plc, Arch Capital Group Ltd., Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Brown & Brown, Inc., Cognizant Technology Solutions Corporation, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Principal Financial Group, Inc., Robert Half Inc., S&P Global Inc., Unum Group.
•
2024, 2023 and 2022: Aon plc, Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Cognizant Technology Solutions Corporation, Conduent Incorporated, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Principal Financial Group, Inc., Robert Half Inc., S&P Global Inc., The Hartford Financial Services Group, Inc., Unum Group.
•
2021: Aon plc, Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Cognizant Technology Solutions Corporation, Conduent Incorporated, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Nielsen Holdings plc, Principal Financial Group, Inc., Robert Half Inc., S&P Global Inc., The Hartford Financial Services Group, Inc., Unum Group.
(6)
Reflects WTW’s consolidated reported net income in millions, calculated on a GAAP basis, as reported in our Annual Report on Form 10-K for the relevant year.
(7)
For 2024 and 2025 we have designated Adjusted Operating Margin as our “Company-Selected Measure,” reflecting our view that it is the most important financial performance measure (not otherwise required to be disclosed in the table) linking “compensation actually paid” to Company performance, given its role in our LTIP. In 2023 and 2022, we identified Adjusted Net Revenue as our Company-Selected Measure. We may designate a different financial performance measure as our Company-Selected Measure in future years.
(8)
The following adjustments were made to Summary Compensation Table total compensation to determine “compensation actually paid” for our NEOs:

Adjustments	2025
	PEO ($)	Non-PEO NEO Average ($)
Summary Compensation Table Total	12,793,605	4,151,894
Deduction for amount reported in “Share Awards” column of the Summary Compensation Table	(9,182,185)	(2,125,120)
Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding (a)	9,086,328	2,102,934
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding (a)	7,402,695	937,794
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY (a)	1,040,942	165,385
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	553,405	344,505
Deduction for values reported in the“Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table	(30,094)	(16,690)
Addition for the Service Cost attributable to services rendered during the FY (b)	29,196	13,331
Compensation Actually Paid	21,693,892	5,574,033

(a)
The equity awards included above comprise PSUs and RSUs granted from 2020 through 2024. The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common shares as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the closing price of our common shares as of the last day of the applicable year and adjusted for management’s estimate of performance as of the end of the year.
(b)
For disclosures of all significant assumptions used by the Willis Towers Watson Pension Plan for U.S. employees, please refer to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2025. The table below provides a limited summary of the assumptions used to determine service costs for the purposes of “compensation actually paid”:

Year	Effective Discount Rate	Assumed Salary Increase Rate
2025	5.79%	4.00%

Company Selected Measure Name	Adjusted Operating Margin	Adjusted Operating Margin
Named Executive Officers, Footnote
(4)
Reflects compensation for the following non-PEO NEOs:
•
2025: Mr. Krasner, Ms. Gebauer, Ms. Clarke and Mr. Furman
•
2024: Mr. Krasner, Ms. Gebauer, Ms. Clarke, Mr. Furman and Mr. Garrard
•
2023 and 2022: Mr. Krasner, Ms. Gebauer, Mr. Garrard and Mr. Furman
•
2021: Mr. Krasner, Mr. Burwell, Mr. Hess, Ms. Gebauer and Mr. Furman

Peer Group Issuers, Footnote
(5)
The peer group used for TSR comparisons reflects our compensation benchmarking peer group as disclosed in the CD&A for each year. The peer group comprises the following companies for each year:
•
2025: Aon plc, Arch Capital Group Ltd., Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Brown & Brown, Inc., Cognizant Technology Solutions Corporation, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Principal Financial Group, Inc., Robert Half Inc., S&P Global Inc., Unum Group.
•
2024, 2023 and 2022: Aon plc, Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Cognizant Technology Solutions Corporation, Conduent Incorporated, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Principal Financial Group, Inc., Robert Half Inc., S&P Global Inc., The Hartford Financial Services Group, Inc., Unum Group.
•
2021: Aon plc, Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Cognizant Technology Solutions Corporation, Conduent Incorporated, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Nielsen Holdings plc, Principal Financial Group, Inc., Robert Half Inc., S&P Global Inc., The Hartford Financial Services Group, Inc., Unum Group.

Adjustment To PEO Compensation, Footnote
(8)
The following adjustments were made to Summary Compensation Table total compensation to determine “compensation actually paid” for our NEOs:

Adjustments	2025
	PEO ($)	Non-PEO NEO Average ($)
Summary Compensation Table Total	12,793,605	4,151,894
Deduction for amount reported in “Share Awards” column of the Summary Compensation Table	(9,182,185)	(2,125,120)
Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding (a)	9,086,328	2,102,934
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding (a)	7,402,695	937,794
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY (a)	1,040,942	165,385
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	553,405	344,505
Deduction for values reported in the“Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table	(30,094)	(16,690)
Addition for the Service Cost attributable to services rendered during the FY (b)	29,196	13,331
Compensation Actually Paid	21,693,892	5,574,033

(a)
The equity awards included above comprise PSUs and RSUs granted from 2020 through 2024. The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common shares as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the closing price of our common shares as of the last day of the applicable year and adjusted for management’s estimate of performance as of the end of the year.
(b)
For disclosures of all significant assumptions used by the Willis Towers Watson Pension Plan for U.S. employees, please refer to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2025. The table below provides a limited summary of the assumptions used to determine service costs for the purposes of “compensation actually paid”:

Year	Effective Discount Rate	Assumed Salary Increase Rate
2025	5.79%	4.00%

Non-PEO NEO Average Total Compensation Amount	$ 4,151,894	$ 4,474,450	$ 3,186,370	$ 2,777,755	$ 3,678,933
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,574,033	5,846,853	3,309,249	3,077,416	2,107,221
Adjustment to Non-PEO NEO Compensation Footnote
(8)
The following adjustments were made to Summary Compensation Table total compensation to determine “compensation actually paid” for our NEOs:

Adjustments	2025
	PEO ($)	Non-PEO NEO Average ($)
Summary Compensation Table Total	12,793,605	4,151,894
Deduction for amount reported in “Share Awards” column of the Summary Compensation Table	(9,182,185)	(2,125,120)
Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding (a)	9,086,328	2,102,934
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding (a)	7,402,695	937,794
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY (a)	1,040,942	165,385
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	553,405	344,505
Deduction for values reported in the“Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table	(30,094)	(16,690)
Addition for the Service Cost attributable to services rendered during the FY (b)	29,196	13,331
Compensation Actually Paid	21,693,892	5,574,033

(a)
The equity awards included above comprise PSUs and RSUs granted from 2020 through 2024. The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common shares as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the closing price of our common shares as of the last day of the applicable year and adjusted for management’s estimate of performance as of the end of the year.
(b)
For disclosures of all significant assumptions used by the Willis Towers Watson Pension Plan for U.S. employees, please refer to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2025. The table below provides a limited summary of the assumptions used to determine service costs for the purposes of “compensation actually paid”:

Year	Effective Discount Rate	Assumed Salary Increase Rate
2025	5.79%	4.00%

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Versus Company and Peer TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Adjusted Operating Margin
Total Shareholder Return Vs Peer Group	Compensation Actually Paid Versus Company and Peer TSR
Tabular List, Table

Tabular List of Company Performance Measures

The following table alphabetically lists the measures we believe are most important in linking compensation actually paid to company performance during 2025.

Tabular List of Most Important Measures
(1) Adjusted EPS Growth (2) Adjusted Net Revenue (3) Adjusted Net Revenue Growth (4) Adjusted Operating Margin (5) Adjusted Operating Margin Improvement (6) Free Cash Flow Margin (7) Relative TSR

Total Shareholder Return Amount	$ 167	157	119	119	114
Peer Group Total Shareholder Return Amount	137	158	128	111	123
Net Income (Loss)	$ 1,605,000,000	$ (98,000,000)	$ 1,055,000,000	$ 1,009,000,000	$ 4,222,000,000
Company Selected Measure Amount	0.252	0.239	0.22	0.209	0.199
PEO Name	Mr. Hess	Mr. Hess	Mr. Hess	Mr. Hess	Mr. Haley
Effective discount rate	5.79%
Assumed salary increase rate	4.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Non-GAAP Measure Description
(7)
For 2024 and 2025 we have designated Adjusted Operating Margin as our “Company-Selected Measure,” reflecting our view that it is the most important financial performance measure (not otherwise required to be disclosed in the table) linking “compensation actually paid” to Company performance, given its role in our LTIP. In 2023 and 2022, we identified Adjusted Net Revenue as our Company-Selected Measure. We may designate a different financial performance measure as our Company-Selected Measure in future years.

Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Operating Margin Improvement
Measure:: 6
Pay vs Performance Disclosure
Name	Free Cash Flow Margin
Measure:: 7
Pay vs Performance Disclosure
Name	Relative TSR
Mr.Carl Hess [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,793,605	$ 12,502,090	$ 12,668,832	$ 10,728,900
PEO Actually Paid Compensation Amount	21,693,892	$ 22,045,479	$ 17,266,044	$ 11,413,081
Mr.Haley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 20,337,292
PEO Actually Paid Compensation Amount					$ 14,552,522
PEO | Mr.Carl Hess [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,094)
PEO | Mr.Carl Hess [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,196
PEO | Mr.Carl Hess [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,182,185)
PEO | Mr.Carl Hess [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,086,328
PEO | Mr.Carl Hess [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,402,695
PEO | Mr.Carl Hess [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,040,942
PEO | Mr.Carl Hess [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	553,405
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,690)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,331
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,125,120)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,102,934
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	937,794
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,385
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 344,505